Flexible Credit Fund
Flexible Credit Fund
INVESTMENT GOAL
The investment goal of the SunAmerica Flexible Credit Fund (the “Flexible Credit Fund” or the “Fund”) is a high level of total return.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the “Shareholder Account Information-Sales Charge Reductions and Waivers” section on page 19 of the Fund’s Prospectus and in the “Additional Information Regarding Purchase of Shares” section on page 55 of the Fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Flexible Credit Fund		Class A	Class C	Class W
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		4.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	[1]	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none
Redemption Fee		none	none	none
[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge ("CDSC") on redemptions made within two years of purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 18-20 of the Prospectus for more information about the CDSCs.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Flexible Credit Fund		Class A	Class C	Class W
Management Fees		0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.35%	1.00%	none
Other Expenses		0.38%	0.37%	0.54%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursements		1.48%	2.12%	1.29%
Fee Waivers and/or Expense Reimbursements		0.03%	0.02%	0.04%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1]	1.45%	2.10%	1.25%
[1]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management, LLC ("SunAmerica" or the "Adviser") is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.45%, 2.10% and 1.25% for Class A, C and W shares, respectively. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees; and other expenses not incurred in the ordinary course of the Fund's business. This agreement will continue in effect indefinitely, unless terminated by the Board of Trustees, including a majority of the independent trustees of the Board that are not "interested persons" of the Fund as defined in the Investment Company Act of 1940, as amended (the "Independent Trustees").

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example - Flexible Credit Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	616	912	1,230	2,128
Class C	313	658	1,129	2,431
Class W	127	397	686	1,511

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption - Flexible Credit Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	616	912	1,230	2,128
Class C	213	658	1,129	2,431
Class W	127	397	686	1,511

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES AND TECHNIQUE OF THE FUND

The Fund’s principal investment strategies are fixed income investing and investing in secured floating rate loans. The strategy of “fixed income investing” in which the Fund engages includes utilizing economic research and analysis of current economic conditions, potential fluctuations in interest rates, and — particularly with respect to the issuers of high-yield, high-risk bonds — the strength of the underlying issuer.

The principal investment technique of the Fund is active trading in credit instruments. Under normal circumstances, at least 80% of the Fund’s net assets, plus any borrowings for investment purposes, will be invested in credit instruments and derivative instruments and exchange-traded funds (“ETFs”) that are linked to, or provide investment exposure to, credit instruments. The Fund considers a credit instrument to be any debt instrument or instrument with debt-like characteristics, including but not limited to, corporate and sovereign bonds, secured floating rate loans and other institutionally traded secured floating rate debt obligations (“Loans”), and securitized instruments, which are securities backed by pools of assets such as mortgages, loans, or other receivables. The Fund may invest in Loans directly or by purchasing “assignments” or “participations,” but primarily intends to invest in Loans by purchasing assignments. Under normal circumstances, the Fund will not invest more than 20% of its assets in government securities.

The credit instruments in which the Fund intends to primarily invest are U.S. and non-U.S. below investment grade, high-yield bonds (commonly referred to as “junk bonds”) and Loans (rated below Baa by Moody’s Investors Service, Inc. or below BBB by Standard & Poor’s Global Ratings or Fitch, Inc. or determined to be of comparable quality by the Fund’s subadviser). The Loans consist of direct debt obligations of companies (collectively, “Borrowers”) undertaken to finance the growth of the Borrower’s business internally and externally, or to finance a capital restructuring. Most, if not all, of the Loans in which the Fund invests will be rated below investment grade or will be unrated Loans of comparable quality. The Fund may invest in ETFs as an additional means to allocate between high-yield bonds and Loans. The Fund may invest in credit instruments of any maturity, although the Fund generally expects to maintain a duration of three years or less, and may at times maintain a negative duration through its use of U.S. Treasury and interest rate futures.

In selecting investments for the Fund, the Fund’s subadviser employs a fundamental approach that emphasizes qualitative and quantitative credit analysis. The subadviser expects to tactically allocate the Fund’s assets across below investment grade bonds and Loans, and from time to time may invest all of the Fund’s assets exclusively in one of these asset classes.

The principal investment strategies and principal investment technique of the Fund may be changed without shareholder approval. You will receive at least sixty (60) days’ notice of any change to the 80% investment policy set forth above.

PRINCIPAL RISKS OF INVESTING IN THE FUND

There can be no assurance that the Fund’s investment goal will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment goal. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Fund.

Interest Rate Fluctuations. Interest rates and bond prices typically move inversely to each other. Thus, as interest rates rise, credit instruments typically fall and as interest rates fall, credit instruments typically rise. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. Investments in Loans and other floating rate securities reduce interest rate risk. While the interest rates on the Loans adjust periodically, these rates may not correlate to prevailing interest rates during the periods between rate adjustments. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

Bond Market Volatility. The bond markets as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in the Fund’s portfolio.

Credit Risk. The Fund may invest in securities with various credit ratings, but will invest significantly in Loans and fixed income securities that are rated below investment grade. The creditworthiness of the issuer or borrower is always a factor in analyzing Loans and fixed income securities. The Fund’s investments in Loans and fixed income securities that are rated below investment grade are subject to the risks of lower rated securities. A lower rated issuer or borrower is more likely than a higher rated issuer or borrower to default or otherwise become unable to honor its financial obligations. In addition to the risk of default, lower quality Loans and other securities may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other Loans and securities.

Below Investment Grade Securities Risk. Below investment grade bonds (commonly referred to as “junk bonds”) are regarded as being predominantly speculative as to the issuer’s ability to make payments of principal and interest. Investment in such securities involves substantial risk. Issuers of below investment grade bonds may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher-rated securities. The market price for junk bonds may fluctuate more than higher-quality securities and may decline significantly. In addition, it may be more difficult for the Fund to dispose of junk bonds or to determine their value.

General Risks Relating to the Loans. Loans in which the Fund will invest are primarily highly-leveraged Loans made in connection with recapitalizations, acquisitions, leveraged buyouts and refinancings. The Loans have floating rates of interest that reset periodically and generally are tied to a rate such as the London Interbank Offered Rate (“LIBOR”) for 90-day dollar deposits. Generally, the Loans are secured and hold the most senior position in the Borrower’s capitalization structure or share the senior position with other senior debt securities of the Borrower. This capital structure position generally gives holders of the Loans a priority claim on some or all of a Borrower’s assets in the event of a default. Such Borrowers are more likely to default on their payments of interest and principal owed to the Fund than issuers of investment grade bonds, and such defaults could reduce the Fund’s NAV and income distributions. Such Loans are subject to greater credit risks than certain other debt instruments in which the Fund may invest, including the possibility of a default or bankruptcy of the Borrower. An economic downturn generally leads to a higher non-payment rate, and a debt obligation may lose significant value before a default occurs.

No active trading market may exist for many Loans, which may impair the ability of the Fund to realize full value in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded Loans. In addition, Loans may have contractual restrictions on resale, which can delay the sale and adversely impact the sales price.

Foreign Securities Risk. By investing internationally, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.

Call Provisions. Credit instruments that contain a call provision or option are subject to the risk that, during periods of falling interest rates, the issuer or borrower of a credit instrument will redeem or “call” such security prior to its maturity. The exercise of a call provision or option may result in the Fund having to reinvest the proceeds in lower yielding securities, which would decrease the return of the Fund.

Prepayment Risk. Prepayment risk is the possibility that the principal of a Loan or fixed income security may be prepaid prior to its maturity. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. The overall interest rate environment, general business conditions, an issuer’s or borrower’s financial condition and competitive conditions among lenders are also factors that may increase or decrease the frequency of prepayments. Prepayments may reduce the potential for price gains and may result in the Fund having to reinvest proceeds of these securities at lower interest rates.

Illiquidity. Certain securities may be difficult or impossible to sell at the time and the price that the seller would like. Over recent years, regulatory changes have led to reduced liquidity in the marketplace, and the capacity of dealers to make markets in fixed income securities has been outpaced by the growth in the size of the fixed income markets. Liquidity risk may be magnified in a rising interest rate environment, where the value and liquidity of fixed income securities generally go down. Illiquid securities and relatively less liquid securities may also be difficult to value.

In addition, while not necessarily illiquid securities, the Loans in which the Fund primarily invests are generally not listed on any exchange and the secondary market for those senior Loans is comparatively illiquid relative to markets for fixed income securities. Consequently, obtaining valuations for those Loans may be more difficult than obtaining valuations for actively traded securities. Thus, the value upon disposition on any given Loan may differ from its current valuation.

Securities Selection. A strategy used by the Fund, or securities selected by its portfolio managers, may fail to produce the intended return.

Collateral Impairment. Collateral impairment is the risk that the value of the collateral for a Loan will fall or become illiquid, which would adversely affect the Loan’s value. The Fund expects to invest in collateralized Loans, which are Loans secured by other things of value the Borrower owns. Any type of decline in the value of collateral could cause the Loan to become undercollateralized or unsecured. In this case, there is usually no requirement to pledge more collateral. The Fund may invest in Loans that are guaranteed or collateralized by the shareholders of private companies.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed income securities. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

Risks of Exchange Traded Funds. Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and the Fund could lose money investing in an ETF.

Futures Risk. The risks associated with the Fund’s use of futures contracts include the risk that: (i) changes in the price of a futures contract may not always track the changes in market value of the underlying reference asset; (ii) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts; and (iii) if the Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times.

Active Trading. As part of the Fund’s principal investment technique, the Fund may engage in active trading of its portfolio securities. Because the Fund may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund and which will affect the Fund’s performance. During periods of increased market volatility, active trading may be more pronounced.

Redemption Risk. The Fund may experience heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the Fund’s NAV to decline.

Loan Settlement Risk. Transactions in Loans may settle on a delayed basis, resulting in the proceeds from the sale of a Loan not being available to make additional investments or to meet the Fund’s redemption obligations. To the extent the extended settlement process gives rise to short-term liquidity needs, the Fund may hold additional cash, sell investments or temporarily borrow from banks or other lenders.

PERFORMANCE INFORMATION*

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year. The Table compares the Fund’s average annual returns to those of the Bank of America Merrill Lynch USD 3-Month LIBOR Constant Maturity Index, a broad measure of market performance. The Bank of America Merrill Lynch USD 3-Month LIBOR Constant Maturity Index is an unmanaged index that tracks the performance of a synthetic asset paying LIBOR to a stated maturity. The Table also compares the Fund’s performance against a customized weighted index comprised of the returns of a blended benchmark, 50% Barclays U.S. High Yield 2% Issuer Capped Index and 50% S&P/LSTA Leveraged Loan Index. Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Of course, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.safunds.com or can be obtained by phone at 800-858-8850 ext. 6003.

*	Effective October 1, 2014, the name of the Fund was changed to the SunAmerica Flexible Credit Fund and certain changes were made to the Fund’s investment strategies and techniques. Prior to this date, the Fund employed different strategies and different techniques and was subadvised by different subadvisers. The performance shown prior to October 1, 2014 represents the performance of the Fund prior to its change in strategies and techniques. Accordingly, this performance information does not reflect the management of the Fund in accordance with its current investment strategies and techniques.

FLEXIBLE CREDIT FUND (Class A)

During the 10-year period shown in the Bar Chart, the highest return for a quarter was 19.68% (quarter ended June 30, 2009) and the lowest return for a quarter was -27.89% (quarter ended December 31, 2008).

The Fund’s cumulative year-to-date return through the most recent calendar quarter ended June 30, 2016 was 4.77%.

Average Annual Total Returns (as of the periods ended December 31, 2015)
Average Annual Returns - Flexible Credit Fund		Average Annual Returns, Past One Year	Average Annual Returns, Past Five Years	Average Annual Returns, Past Ten Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class W		(0.46%)			(0.88%)	Oct. 01, 2014
Class C		(2.52%)	3.95%	3.26%
Class A		(5.64%)	3.61%	3.40%
After Taxes on Distributions | Class A		(7.31%)	1.38%	0.75%
After Taxes on Distributions and Sale of Fund Shares | Class A	[1]	(3.17%)	1.86%	1.51%
50% Barclays U.S. High Yield 2% Issuer Capped Index/50% S&P/LSTA Leveraged Loan Index (reflects no deductions for fees, expenses or taxes)		(2.55%)	4.24%	5.66%	(2.63%)	Oct. 01, 2014
Barclays U.S. High Yield 2% Issuer Capped Index		(4.43%)	5.03%	6.95%	(4.33%)	Oct. 01, 2014
S&P/LSTA Leveraged Loan Index		(0.69%)	3.41%	4.31%	(0.95%)	Oct. 01, 2014
Bank of America Merrill Lynch USD 3-Month LIBOR Constant Maturity Index (reflects no deductions for fees, expenses or taxes)		0.23%	0.31%	1.72%	0.23%	Oct. 01, 2014
[1]	When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor’s actual after-tax returns depend on the investor’s tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A shares. After-tax returns for other classes will vary.